Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Movement of valuation allowance
Balance at beginning of the year	$ 7,433,310	46,120,715	34,315,042	23,627,054
Additions	18,119,012	112,421,222	11,805,673	10,687,988
Utilization of previously unrecognized tax losses and un-deductible advertising expenses	(1,245,017)	(7,724,830)
Balance at the end of the year	$ 24,307,305	150,817,107	46,120,715	34,315,042